Property, Plant and Equipment - Schedule of Variation of the Period of Property Plant and Equipment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of changes in property, plant and equipment [Abstract]
Balance at beginning of period	$ 708.6	$ 885.2	$ 1,238.2
Acquisitions	45.4	57.2	78.5
Depreciation	(116.1)	(221.6)	(393.6)
Disposals	(18.7)	(4.4)	(13.3)
Change in exchange rates	15.6	(4.5)	(18.4)
Change in consolidation scope	(301.0)
Reclassification of tangible assets as "Assets held for sale"	(3.5)	(0.5)	(4.4)
Other		(2.8)	(1.8)
Balance at end of period	$ 330.3	$ 708.6	$ 885.2